GOODWILL	12 Months Ended
Dec. 31, 2023
Impairment of Assets [Abstract]
GOODWILL	GOODWILL
The goodwill recorded in the consolidated financial statements relates to the following groups of CGUs:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Johnson	$219	$219
Single-Family Rental (1)	29,507	29,507
Total goodwill	$29,726	$29,726
(1) Relates to the Tricon wholly-owned portfolio.

The Company performed its annual goodwill impairment testing associated with its Single-Family Rental CGU on December 31, 2023 by comparing the recoverable amount of the underlying properties that form the Company's wholly-owned portfolio (Note 6) and its carrying value, including the associated deferred tax liability balance. The recoverable amount was determined based on the fair value less costs of disposal of the CGU. Based on the assessment of the underlying assumptions used in fair valuation at the CGU level (Note 6), management concluded that there was no impairment of goodwill as at December 31, 2023, as the recoverable value of the CGU exceeded its carrying value.